DELAWARE GROUP ADVISER FUNDS
Delaware Diversified Income Fund

Supplement to the Fund’s Statement of Additional
Information dated February 28, 2007

DELAWARE GROUP EQUITY FUNDS I
Delaware Balanced Fund

Supplement to the Fund’s Statement of Additional
Information dated February 28, 2007

DELAWARE GROUP EQUITY FUNDS V
Delaware Dividend Income Fund

Supplement to the Fund’s Statement of Additional
Information dated March 30, 2007

DELAWARE GROUP GOVERNMENT FUND
Delaware Core Plus Bond Fund
(formerly Delaware American Government Bond Fund)
Delaware Inflation Protected Bond Fund

Supplement to the Funds’ Statement of Additional
Information dated November 28, 2006

DELAWARE GROUP INCOME FUNDS
Delaware Corporate Bond Fund
Delaware Delchester Fund
Delaware Extended Duration Bond Fund
Delaware High-Yield Opportunities Fund

Supplement to the Funds’ Statement of Additional
Information dated November 28, 2006

DELAWARE GROUP LIMITED TERM GOVERNMENT FUNDS
Delaware Limited-Term Government Fund

Supplement to the Fund’s Statement of Additional
Information dated April 30, 2007

DELAWARE POOLED TRUST
The Intermediate Fixed Income Portfolio
The Core Focus Fixed Income Portfolio
The High-Yield Bond Portfolio
The Core Plus Fixed Income Portfolio

Supplement to the Portfolios’ Statement of Additional
Information dated February 28, 2007

DELAWARE VIP TRUST
Delaware VIP Balanced Series
Delaware VIP Capital Reserves Series
Delaware VIP High Yield Series
Delaware VIP Diversified Income Series

Supplement to the Series’ Statement of Additional
Information dated April 30, 2007

(each, a “Fund,” and together, the “Funds”)

On May 24, 2007: (1) Roger A. Early joined the portfolio management teams with responsibility for making the day-to-day investment decisions for Delaware Balanced Fund, Delaware Core Plus Bond Fund, Delaware Corporate Bond Fund, Delaware Diversified Income Fund, Delaware Extended Duration Bond Fund, Delaware Inflation Protected Bond Fund, Delaware Limited-Term Government Fund, The Core Focus Fixed Income Portfolio, The Core Plus Fixed Income Portfolio, The Intermediate Fixed Income Portfolio, Delaware VIP Balanced Series, Delaware VIP Capital Reserves Series, and Delaware VIP Diversified Income Series; (2) Thomas H. Chow joined the portfolio management teams with responsibility for making the day-to-day investment decisions for Delaware Balanced Fund, Delaware Core Plus Bond Fund, Delaware Corporate Bond Fund, Delaware Delchester Fund, Delaware Diversified Income Fund, Delaware Dividend Income Fund, Delaware Extended Duration Bond Fund, Delaware High-Yield Opportunities Fund, The Core Focus Fixed Income Portfolio, The Core Plus Fixed Income Portfolio, The High-Yield Bond Portfolio, The Intermediate Fixed Income Portfolio, Delaware VIP Balanced Series, Delaware VIP Diversified Income Series, and Delaware VIP High Yield Series; (3) Philip R. Perkins joined the portfolio management teams with responsibility for making the day-to-day investment decisions for Delaware Core Plus Bond Fund and The Core Plus Fixed Income Portfolio; (4) Paul Grillo joined the portfolio management teams with responsibility for making the day-to-day investment decisions for Delaware Inflation Protected Bond Fund and Delaware VIP Capital Reserves Series; (5) Wen-Dar Chen joined the portfolio management teams with responsibility for making the day-to-day investment decisions for Delaware Diversified Income Fund and Delaware VIP Diversified Income Series; and (6) Victor Mostrowski joined the portfolio management teams with responsibility for making the day-to-day investment decisions for Delaware Core Plus Bond Fund, Delaware Diversified Income Fund, The Core Plus Fixed Income Portfolio, and Delaware VIP Diversified Income Series. In addition, the portfolio managers for Delaware Delchester Fund, Delaware High-Yield Opportunities Fund, Delaware VIP High Yield Series, and The High-Yield Bond Portfolio regularly consult with Chuck M. Devereux, who is a Senior Research Analyst and an officer of each of the Funds.

The following information supplements, as applicable, the section entitled “Management of the Trust – Officers and Trustees” in each relevant Statement of Additional Information listed above.

The following is additional information regarding investment professionals affiliated with the Trust:

Name, Address and	Position(s) Held with	Length of Time	Principal Occupation(s) for
Birthdate	the Trust	Served	the Past 5 Years
Roger A. Early	Senior Vice President	Less than 1 year	Mr. Early joined Delaware
2005 Market Street	and Senior Portfolio		Investments in 2007.
Philadelphia, PA	Manager
19103			Senior Portfolio Manager,
Chartwell Investment Partners
(2003-2007)

Chief Investment Officer,
Turner Investments
February 5, 1954			(2002-2003)
Thomas H. Chow	Senior Vice President	6 years	Mr. Chow has served in various
2005 Market Street	and Senior Portfolio		capacities at different times at
Philadelphia, PA	Manager		Delaware Investments.
19103

September 6, 1966
Philip R. Perkins	Senior Vice President	4 years	Senior Vice President and
2005 Market Street	and Senior Portfolio		Senior Portfolio Manager –
Philadelphia, PA	Manager		Delaware Investment Advisers,
19103			a series of Delaware
Management Business Trust
(2003 – Present)

Chief Operating Officer and
Managing Director in Emerging
Markets of Deutsche Bank
May 20, 1961			(1998 – 2003)
Paul Grillo	Senior Vice President	12 years	Mr. Grillo has served in various
2005 Market Street	and Senior Portfolio		capacities at different times at
Philadelphia, PA	Manager		Delaware Investments.
19103

May 16, 1959
Wen-Dar Chen	Vice President and	3 years	Dr. Chen has served in various
2005 Market Street	Portfolio Manager –		capacities at different times at
Philadelphia, PA	International Debt		Delaware Investments. Prior to
19103			joining Delaware Investments in
mid-2004, he was a quantitative
analyst at J.P. Morgan
September 8, 1954			Securities.
Victor Mostrowski	Vice President,	Less than 1 year	Mr. Mostrowski joined Delaware
2005 Market Street	Portfolio Manager –		Investments in May 2007
Philadelphia, PA	International Debt
19103			Senior Portfolio Manager
HSBC Halbis Partners (USA)
(2006-2007)

State of New Jersey,
Department of Treasury,
Division of Investment
March 10, 1963			(1999-2006)
Chuck M. Devereux	Senior Vice	6 years	Mr. Devereux has served in
2005 Market Street	President/Senior		various capacities at different
Philadelphia, PA	Research Analyst		times at Delaware Investments
19103			since 2001.

October 30, 1969

The following information supplements, as applicable, the section entitled "Portfolio Managers - Other Accounts Managed" in each relevant Statement of Additional Information listed above.

Messrs, Early, Chow, Perkins, Grillo, Chen, Mostrowski, and Devereux are responsible for the following accounts, respectively. The assets listed below are as of May 25, 2007:

			No. of Accounts	Total Assets in
			with	Accounts with
	No. of	Total Assets	Performance-	Performance-
	Accounts	Managed	Based Fees	Based Fees
Roger A. Early
Registered Investment
Companies	16	$6.7 billion	--	$ --
Other Pooled Investment
Vehicles	1	$13.5 million	--	$ --
Other Accounts	2	$750.4 million	--	$ --
Thomas H. Chow
Registered Investment
Companies	20	$8.5 billion	--	$ --
Other Pooled Investment
Vehicles	1	$13.5 million	--	$ --
Other Accounts	2	$1.0 billion	--	$ --
Philip R. Perkins
Registered Investment
Companies	5	$3.5 billion	--	$ --
Other Pooled Investment
Vehicles	0	$ --	--	$ --
Other Accounts	1	$815 million	--	$ --
Paul Grillo
Registered Investment
Companies	11	$3.8 billion	--	$ --
Other Pooled Investment
Vehicles	1	$13.5 million	--	$ --
Other Accounts	15	$1.8 billion	--	$ --
Wen-Dar Chen
Registered Investment
Companies	4	$3.3 billion	--	$ --
Other Pooled Investment
Vehicles	0	$ --	--	$ --
Other Accounts	4	$109,000	--	$ --
Victor Mostrowski
Registered Investment
Companies	5	$3.5 billion	--	$ --
Other Pooled Investment
Vehicles	0	$ --	--	$ --
Other Accounts	0	$ --	--	$ --
Chuck M. Devereux
Registered Investment
Companies	4	$918.8 million	--	$ --
Other Pooled Investment
Vehicles	0	$ --	--	$ --
Other Accounts	1	$50,000	--	$ --

The following information supplements, as applicable, the section entitled “Portfolio Managers – Compensation Structure – Bonus” in each relevant Statement of Additional Information listed above.

Bonus:

Early and Mostrowski: Due to transitioning of responsibilities of these managers, the managers’ bonuses for the past year were guaranteed. It is anticipated that going forward an objective component will be added that is reflective of account performance relative to an appropriate peer group or database.

Chow, Devereux, Perkins, Chen, and Grillo: Each portfolio manager is eligible to receive an annual cash bonus, which is based on quantitative and qualitative factors. There is one pool for bonus payments for the fixed income department. The amount of the pool for bonus payments is first determined by mathematical equation based on all assets managed (including investment companies, insurance product-related accounts and other separate accounts), management fees and related expenses (including fund waiver expenses) for registered investment companies, pooled vehicles, and managed separate accounts. Generally, 50%-70% of the bonus is quantitatively determined. For more senior portfolio managers, a higher percentage of the bonus is quantitatively determined. For investment companies, each manager is compensated according the Fund’s Lipper peer group percentile ranking on a one-year and three-year basis, equally weighted. For managed separate accounts the portfolio managers are compensated according to the composite percentile ranking against the Frank Russell and Callan Associates databases on a one-year and three-year basis, with three-year performance more heavily weighted. There is no objective award for a fund that falls below the 50th percentile over the three-year period. There is a sliding scale for investment companies that are ranked above the 50th percentile. The remaining 30%-50% portion of the bonus is discretionary as determined by Delaware Investments and takes into account subjective factors.

The following information supplements, as applicable, the section entitled “Portfolio Managers – Ownership of Securities – The Manager” in the relevant Statements of Additional Information listed above.

As of May 25, 2007, the Funds’ portfolio managers owned the following amounts of Fund shares:

Dollar Range of Fund
Portfolio Manager	Fund Name	Shares Owned[1]
Roger A. Early	N/A	None
Thomas H. Chow	N/A	None
Philip R. Perkins	N/A	None
Paul Grillo	Delaware Limited-Term Government Fund	More than $100,000[2]
Wen-Dar Chen	N/A	None
Victor Mostrowski	N/A	None
Chuck M. Devereux	N/A	None
____________________
1 Includes Fund shares beneficially owned by portfolio manager and immediate family members sharing the same household.
2 As of 12/31/2006

All references to Ryan K. Brist, Stephen R. Cianci, and Timothy L. Rabe are hereby removed from each Statement of Additional Information.

Please keep this Supplement for future reference.

This Supplement is dated June 7, 2007